Tax matters - Narrative (Details)	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of other provisions [line items]
Deferred tax assets		€ 20,767,000,000		€ 20,787,000,000		€ 19,440,000,000	€ 19,246,000,000
Deferred tax assets not recognized		11,788,000,000
Tax losses, deferred tax assets not recognized		7,228,000,000
Tax credits, deferred tax assets not recognized		3,648,000,000
Other concepts, deferred tax assets not recognized		912,000,000
Taxes other than income tax		570,000,000		559,000,000		558,000,000
Law 38/2022, Tax Reform
Disclosure of other provisions [line items]
Taxes other than income tax		224,000,000
Forecast | Law 38/2022, Tax Reform
Disclosure of other provisions [line items]
Taxes other than income tax	€ 335,000,000
Taxes and other legal contingencies
Disclosure of other provisions [line items]
Provisions recognised		0
Temporary differences
Disclosure of other provisions [line items]
Deferred tax assets		18,374,000,000		19,009,000,000		18,190,000,000	18,153,000,000
Tax losses and tax credits
Disclosure of other provisions [line items]
Deferred tax assets		2,393,000,000		1,778,000,000		1,250,000,000	1,093,000,000
Monetizable
Disclosure of other provisions [line items]
Deferred tax assets		11,099,000,000		10,660,000,000		10,473,000,000
Monetizable | Temporary differences
Disclosure of other provisions [line items]
Deferred tax assets		11,099,000,000		10,660,000,000		10,473,000,000	€ 10,721,000,000
Other
Disclosure of other provisions [line items]
Deferred tax assets		9,668,000,000		10,127,000,000		8,967,000,000
Other | Temporary differences
Disclosure of other provisions [line items]
Deferred tax assets		7,275,000,000		8,349,000,000		7,718,000,000
Other | Tax losses and tax credits
Disclosure of other provisions [line items]
Deferred tax assets		2,393,000,000		€ 1,778,000,000		€ 1,249,000,000
Spain
Disclosure of other provisions [line items]
Deferred tax assets		8,125,000,000
Spain | Tax losses and tax credits
Disclosure of other provisions [line items]
Deferred tax assets		681,000,000
Spain | Monetizable | Temporary differences
Disclosure of other provisions [line items]
Deferred tax assets		5,670,000,000
Spain | Other | Temporary differences
Disclosure of other provisions [line items]
Deferred tax assets		1,774,000,000
Brazil
Disclosure of other provisions [line items]
Deferred tax assets		7,896,000,000
Brazil | Tax losses and tax credits
Disclosure of other provisions [line items]
Deferred tax assets		1,061,000,000
Brazil | Monetizable | Temporary differences
Disclosure of other provisions [line items]
Deferred tax assets		5,328,000,000
Brazil | Other | Temporary differences
Disclosure of other provisions [line items]
Deferred tax assets		1,507,000,000
Mexico
Disclosure of other provisions [line items]
Deferred tax assets		1,456,000,000
United States
Disclosure of other provisions [line items]
Deferred tax assets		932,000,000
United States | Temporary differences
Disclosure of other provisions [line items]
Deferred tax assets		€ 423,000,000
Deferred tax asset recovery period		15 years	15 years
United States | Tax losses and tax credits
Disclosure of other provisions [line items]
Deferred tax assets		€ 509,000,000
United Kingdom
Disclosure of other provisions [line items]
Dividend exemption, generating potential tax credit | £			£ 1,000		£ 2,000
Actuarial assumption of growth | Spain
Disclosure of other provisions [line items]
Percentage used to adjust sensitivity analysis		0.50%	0.50%
Inflation rate assumption | Spain
Disclosure of other provisions [line items]
Percentage used to adjust sensitivity analysis		0.50%	0.50%